UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number 811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Managed Municipal Bond Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
                                                                                    ---------------------------

Municipal Investments 99.0%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue,
Industrial Development Board, AMT, 6.35%, 5/15/2035                                 4,000,000        4,300,760
                                                                                                  -------------
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)                     3,860,000        4,297,685
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)                                5,000,000        6,166,250
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)                                                                  2,500,000        2,794,525
5.5%, 7/1/2020 (a)                                                                  2,500,000        2,783,475
North Slope Borough, AK, County General Obligation Lease,
Series B, Zero Coupon, 6/30/2011 (a)                                                5,000,000        3,970,550
                                                                                                  -------------
                                                                                                    20,012,485

Arizona 1.5%
Arizona, School District General Obligation,
School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)                                                       6,500,000        7,321,600
5.5%, 7/1/2014                                                                      5,000,000        5,601,800
5.5%, 7/1/2015                                                                      3,000,000        3,361,080
5.5%, 7/1/2016                                                                      5,000,000        5,598,750
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, Prerefunded, 5.375%, 10/1/2016                                            3,540,000        3,972,977
Series A, Prerefunded, 5.375%, 10/1/2017                                            2,280,000        2,558,867
Series A, Prerefunded, 5.375%, 10/1/2018                                            2,200,000        2,469,082
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)                                                                 7,500,000        8,497,800
5.25%, 7/1/2017 (a)                                                                 10,000,000      11,348,700
Phoenix, AZ, Transportation/Tolls Revenue,
Series A, Zero Coupon, 7/1/2012 (a)                                                 4,675,000        3,546,174
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp.,
Prerefunded, 6.0%, 7/1/2011 (a)                                                     4,105,000        4,724,814
Scottsdale, AZ, General Obligation:
Prerefunded, 5.375%, 7/1/2014                                                         380,000          428,671
Prerefunded, 5.375%, 7/1/2015                                                       1,000,000        1,120,970
5.375%, 7/1/2015                                                                    1,635,000        1,822,845
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)                               4,100,000        4,606,842
                                                                                                  -------------
                                                                                                    66,980,972

Arkansas 0.5%
Arkansas, University Revenues, University of Arkansas, UAMS Campus:
Series B, 5.0%, 11/1/2025 (a)                                                       1,140,000        1,204,866
Series B, 5.0%, 11/1/2026 (a)                                                       2,000,000        2,108,920
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities
Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)          4,025,000        4,267,748
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)               13,080,000      15,708,426
                                                                                                  -------------
                                                                                                    23,289,960

California 17.3%
Banning, CA, Water & Sewer Revenue, 1989 Water System
Improvement Project, 8.0%, 1/1/2019 (a)                                               925,000        1,213,535
Banning, CA, Water & Sewer Revenue, Water System Reference &
Improvement Project, 8.0%, 1/1/2019 (a)                                               985,000        1,230,768
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015                                                565,000          641,252
5.5%, 12/1/2015                                                                     2,825,000        3,175,272
California, Department of Water Resources Revenue,
Central Valley Project, Series AC, 5.0%, 12/1/2027 (a)                              9,000,000        9,456,930
California, Electric Revenue, Department of Water
Resources and Power Supply:
Series A, 5.25%, 5/1/2020                                                           2,000,000        2,158,480
Series A, 5.375%, 5/1/2021                                                          5,000,000        5,429,850
Series A, 5.375%, 5/1/2022                                                          10,665,000      11,550,835
Series A, 5.875%, 5/1/2016                                                          20,000,000      22,682,400
California, Electric Revenue, Department Water Supply,
Inverse Floater, Series 309, 144A, 8.834%**, 5/1/2018 (a)                           5,625,000        6,885,787
California, General Obligation, Economic Recovery, Inverse Floater:
Series R-278, 144A, 7.895%**, 7/1/2015 (a)                                          8,500,000       10,111,770
Series 926, 144A, 8.226%**, 7/1/2015                                                5,977,500        7,338,637
California, Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040                 27,295,000      28,309,009
California, Higher Education Revenue, 5.25%, 11/1/2020 (a)                          6,315,000        6,912,083
California, Higher Education Revenue, Marymount University,
Zero Coupon, 10/1/2014 (a)                                                          1,000,000          672,470
California, Public Works Board, Lease Revenue, Department of
Corrections, Series C, 5.0%, 6/1/2025                                               2,500,000        2,590,400
California, Public Works Board, Lease Revenue,
Department of Mental Health:
Series A, 5.5%, 6/1/2021                                                            5,275,000        5,840,955
Series A, 5.5%, 6/1/2022                                                            1,400,000        1,544,536
California, Senior Care Revenue, Statewide Community Development
Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008                         2,250,000        2,381,985
California, Special Assessment Revenue, Golden State
Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043                                                            9,950,000       10,632,769
Series B, 5.625%, 6/1/2038                                                          37,265,000      40,488,795
Series 2003-A-1, 6.75%, 6/1/2039                                                    47,520,000      49,792,882
California, State Agency General Obligation Lease,
Series A, 6.3%, 12/1/2006 (a)                                                       8,095,000        8,628,946
California, State General Obligation:
5.0%, 6/1/2026                                                                      4,000,000        4,206,320
5.0%, 3/1/2029                                                                      13,595,000      14,164,223
5.0%, 6/1/2029 (a)                                                                  36,855,000      38,427,971
5.0%, 2/1/2031 (a)                                                                  26,975,000      27,873,807
5.0%, 4/1/2031 (a)                                                                  10,000,000      10,373,100
5.0%, 6/1/2031 (a)                                                                  32,365,000      33,642,447
5.0%, 12/1/2031 (a)                                                                 32,470,000      33,698,340
5.125%, 11/1/2024                                                                   5,000,000        5,271,650
5.25%, 2/1/2017                                                                     17,450,000      19,009,506
5.25%, 2/1/2027 (a)                                                                 4,790,000        5,104,320
6.25%, 10/1/2007 (a)                                                                4,000,000        4,363,000
California, State Revenue Lease, 5.25%, 12/1/2020 (a)                               22,040,000      23,868,218
California, State Revenue Lease, Public Works Board,
Department of Corrections:
Series C, 5.5%, 6/1/2020                                                            5,000,000        5,531,700
Series C, 5.5%, 6/1/2021                                                            2,500,000        2,756,175
California, State University Revenue:
Series A, 5.125%, 5/15/2017 (a)                                                     10,000,000      10,910,600
Series A, 5.125%, 5/15/2018 (a)                                                     5,000,000        5,445,700
Series A, 5.25%, 11/1/2021 (a)                                                      4,000,000        4,364,720
Fairfield-Suisun, CA, Unified School District
General Obligation, Election 2002, 5.0%, 8/1/2024 (a)                               3,840,000        4,060,109
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015                                                11,000,000       7,395,520
Series A, ETM, Zero Coupon, 1/1/2017                                                5,000,000        3,029,950
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018                                                21,890,000      12,588,501
Series A, Prerefunded, 6.0%, 1/1/2016                                               20,400,000      23,231,520
Series A, ETM, 7.05% to 1/1/2009                                                    5,000,000        5,773,550
Series A, Prerefunded, 7.1%, 1/1/2011                                               4,000,000        4,816,080
Series A, Prerefunded, 7.1%, 1/1/2012                                               4,000,000        4,816,080
Series A, Prerefunded, 7.15%, 1/1/2014                                              6,250,000        7,539,125
La Quinta, CA, Financing Authority Local Agency Revenue,
Series A, 5.0%, 9/1/2029 (a)                                                        12,400,000      12,909,392
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007                                                               4,030,000        3,714,370
Zero Coupon, 9/1/2009                                                               5,425,000        4,611,142
Los Angeles, CA, Airport Revenue, Regional Airports
Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024                       2,500,000        2,545,375
Los Angeles, CA, Higher Education Revenue,
Unified School District, Inverse Floater:
Series B-PA 117, 144A, 8.37%**, 1/1/2011 (a)                                        1,375,000        1,631,286
Series PA 117, 144A, 8.37%**, 7/1/2019 (a)                                          5,000,000        5,967,100
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan
Transportation Authority, Series B, 5.25%, 7/1/2018 (a)                             7,470,000        8,229,176
Los Angeles, CA, School District General Obligation,
Unified School District:
Series A, 5.0%, 7/1/2023 (a)                                                        12,000,000      12,698,520
Series A, 5.0%, 7/1/2024 (a)                                                        10,000,000      10,535,900
5.75%, 7/1/2015 (a)                                                                 2,000,000        2,339,240
5.75%, 7/1/2016 (a)                                                                 17,000,000      20,021,920
Los Angeles, CA, State General Obligation, Sanitation Distribution
Financing Authority Revenue, Inverse Floater,
Series 826, 144A, 7.9%**, 10/1/2021 (a)                                             10,000,000      11,416,000
Los Angeles, CA, Union School District, Series A, 5.375%, 7/1/2018 (a)              16,575,000      18,446,815
Los Angeles, CA, Water & Power Revenue,
Power Systems, Series A-2, 5.0%, 7/1/2018 (a)                                       4,000,000        4,308,760
Madera County, CA, Hospital & Healthcare Revenue,
Valley Childrens Hospital, 6.5%, 3/15/2010 (a)                                      2,840,000        3,281,421
Murrieta Valley, CA, School District General Obligation,
Unified School District, Series A, Zero Coupon, 9/1/2014 (a)                        4,235,000        2,858,286
Oakland, CA, Special Assessment Revenue,
Oakland Convention Centers, 5.5%, 10/1/2014 (a)                                     2,000,000        2,286,640
Roseville, CA, School District General Obligation,
Junior High, Series B, Zero Coupon, 8/1/2015 (a)                                    1,000,000          641,310
San Diego, CA, School District General Obligation,
Series A, Zero Coupon, 7/1/2014 (a)                                                 3,420,000        2,324,813
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)                                                               6,300,000        6,709,941
5.681%, 4/22/2009 (a)                                                               4,500,000        4,991,220
San Joaquin County, CA, County General Obligation Lease,
Facilities Project, 5.5%, 11/15/2013 (a)                                            3,895,000        4,437,846
San Joaquin Hills, CA, Transportation/Tolls Revenue,
Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)                                                5,000,000        3,854,150
Series A, Zero Coupon, 1/15/2013 (a)                                                35,295,000      25,838,411
Series A, Zero Coupon, 1/15/2014 (a)                                                14,905,000      10,334,978
Southern California, Metropolitan Water District,
Waterworks Revenue,  Series B-3, 5.0%, 10/1/2029 (a)                                8,750,000        9,146,375
Ukiah, CA, School District General Obligation Lease,
Zero Coupon, 8/1/2015 (a)                                                           2,000,000        1,282,620
Vallejo City, CA, General Obligation, Unified
School District, Series A, 5.9%, 2/1/2022 (a)                                       3,905,000        4,727,198
                                                                                                  -------------
                                                                                                   764,022,783

Colorado 2.6%
Colorado, Hospital & Healthcare Revenue, Portercare
Adventist Health Project, 6.5%, 11/15/2031                                          3,000,000        3,319,680
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015                                                                    1,750,000        1,813,508
6.75%, 12/1/2025                                                                    4,150,000        4,300,603
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)                                                 11,295,000       7,581,430
Series B, Zero Coupon, 9/1/2015 (a)                                                 21,500,000      13,668,840
Series B, Zero Coupon, 9/1/2017 (a)                                                 8,000,000        4,551,520
Series B, Zero Coupon, 9/1/2018 (a)                                                 20,560,000      11,093,559
Series B, Zero Coupon, 9/1/2019 (a)                                                 36,500,000      18,629,235
Series B, Zero Coupon, 9/1/2020 (a)                                                 7,000,000        3,374,910
Series B, Zero Coupon, 9/1/2034                                                     15,200,000       2,069,328
Series A, 5.75%, 9/1/2014 (a)                                                       14,700,000      17,043,327
Colorado, Transportation/Tolls Revenue, Public Highway
Authority, Zero Coupon, 9/1/2016 (a)                                                5,000,000        3,007,200
Denver, CO, Airport Revenue, Inverse Floater, Rites-PA 762,
144A, AMT, 9.85%**, 11/15/2013 (a)                                                  5,000,000        6,149,650
Denver, CO, School District General Obligation,
Series A, 6.5%, 12/1/2010                                                           3,000,000        3,511,860
Douglas County, CO, School District General Obligation,
7.0%, 12/15/2013 (a)                                                                2,500,000        3,120,475
Garfield Pitkin & Eagle Counties, CO, General Obligation,
School District No. 1, Series A, 5.0%, 12/15/2026 (a)                               4,000,000        4,216,800
Mesa County, CO, Residual Revenue, ETM, Zero Coupon, 12/1/2011                      11,435,000       8,965,269
                                                                                                  -------------
                                                                                                   116,417,194

Connecticut 1.2%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2014 (a)                            8,390,000       10,316,008
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2015 (a)                            2,000,000        2,451,640
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2016 (a)                            1,050,000        1,304,205
Series II, Inverse Floater, 144A, 9.34%**, 10/1/2017 (a)                              830,000        1,030,943
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2016                                                         2,805,000        3,116,467
Series A, 5.375%, 4/15/2017                                                         4,870,000        5,403,363
Series A, 5.375%, 4/15/2018                                                         4,000,000        4,430,920
Series A, 5.375%, 4/15/2019                                                         10,075,000      11,160,380
Series C, 5.5%, 12/15/2014                                                          5,000,000        5,750,100
5.5%, 12/15/2015                                                                    5,000,000        5,768,800
Series B, 5.5%, 6/15/2018                                                           1,000,000        1,121,260
Series E, ETM, 6.0%, 3/15/2012                                                        170,000          197,708
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027                        2,640,000        2,619,698
                                                                                                  -------------
                                                                                                    54,671,492

District of Columbia 0.5%
District of Columbia Series A1, Prerefunded, 6.5%, 6/1/2010 (a)                     1,175,000        1,357,713
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)                                                       1,050,000        1,179,580
Series A1, 6.5%, 6/1/2010 (a)                                                       1,095,000        1,274,186
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (a)                                                                 5,000,000        5,801,000
Series 14, Inverse Floater, 144A, 10.49%**, 10/1/2012 (a)                           1,970,000        2,686,844
Series 15, Inverse Floater, 144A, 10.49%**, 10/1/2013 (a)                           3,565,000        4,990,002
Series 16, Inverse Floater, 144A, 10.49%**, 10/1/2014 (a)                           2,750,000        3,878,600
Series 13, Inverse Floater, 144A, 10.49%**, 10/1/2016 (a)                           1,210,000        1,633,306
                                                                                                  -------------
                                                                                                    22,801,231

Florida 2.8%
Florida, Industrial Development Revenue, Capital Travel
Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033                       13,150,000      14,850,953
Florida, State General Obligation, Board of Public Education,
Series D, 5.375%, 6/1/2016                                                          5,765,000        6,391,828
Highlands County, FL, Hospital & Healthcare Revenue,
Adventist Health Systems:
5.25%, 11/15/2028                                                                   5,300,000        5,440,291
Series A, 6.0%, 11/15/2031                                                          7,000,000        7,584,570
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012                                                          40,000           42,130
Prerefunded, 11.5%, 10/1/2012                                                          15,000           17,066
ETM, 11.5%, 10/1/2012                                                                  85,000          129,941
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (a)                                                                 3,000,000        3,371,970
5.5%, 10/1/2015 (a)                                                                 4,730,000        5,438,979
5.5%, 10/1/2016 (a)                                                                 6,760,000        7,818,819
5.5%, 10/1/2018 (a)                                                                 5,470,000        6,358,000
Lee County, FL, Airport Revenue, AMT:
Series 14, Inverse Floater, 144A, 10.7%**, 10/1/2013 (a)                            3,960,000        4,923,983
Series 14, Inverse Floater, 144A, 10.7%**, 10/1/2020 (a)                            1,410,000        1,750,952
Series 14, Inverse Floater, 144A, 10.95%**, 10/1/2015 (a)                           1,500,000        1,889,580
Lee County, FL, Transportation Facilities,
Series A, 5.0%, 10/1/2027 (a)                                                       8,000,000        8,420,000
Miami-Dade County, FL, Educational Facilities Authority
Revenue, University of Miami, Series A, 5.0%, 4/1/2031 (a)                          5,910,000        6,157,392
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)                                                2,195,000        1,409,344
Series A, Zero Coupon, 10/1/2022 (a)                                                7,000,000        2,817,290
Orange County, FL, Health Facilities Authority, Orlando
Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)                              710,000          877,489
Orange County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Orlando Regional Healthcare:
Series A, 6.25%, 10/1/2016 (a)                                                        290,000          350,251
Series C, 6.25%, 10/1/2021 (a)                                                      6,000,000        7,413,900
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017                3,500,000        4,354,805
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (a)                                                                5,000,000        5,719,050
5.75%, 10/1/2013 (a)                                                                5,000,000        5,746,350
Pembroke Pines, FL, Public Improvement Revenue,
Series A, 5.0%, 10/1/2029 (a)                                                       1,000,000        1,047,690
Riviera Beach, FL, Utility Special District,
Water & Sewer Revenue, 5.0%, 10/1/2029 (a)                                          3,745,000        3,923,599
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)            10,000,000      11,484,600
                                                                                                  -------------
                                                                                                   125,730,822

Georgia 1.6%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)                                                       4,240,000        4,686,133
Series B, 5.75%, 1/1/2011 (a)                                                       1,590,000        1,757,300
Series C, 6.0%, 1/1/2011 (a)                                                        7,375,000        8,228,877
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)                   13,000,000      15,140,060
Cobb County, GA, Hospital & Healthcare Revenue,
Series A, 5.625%, 4/1/2011 (a)                                                      2,305,000        2,551,151
Fulton County, GA, Single Family Housing Revenue:
Series A, AMT, 6.55%, 3/1/2018                                                         20,000           20,169
Series A, AMT, 6.6%, 3/1/2028                                                         260,000          263,276
Georgia, Electric Revenue, Inverse Floater,
Rites-PA 786, 10.63%**, 1/1/2016                                                    4,600,000        6,624,276
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)                                        195,000          230,032
Series Y, 6.4%, 1/1/2013 (a)                                                        3,305,000        3,853,531
Series V, 6.5%, 1/1/2012 (a)                                                        5,000,000        5,736,550
Series X, 6.5%, 1/1/2012 (a)                                                        3,500,000        3,981,285
Series W, 6.6%, 1/1/2018 (a)                                                        11,270,000      13,720,323
Georgia, Water & Sewer Revenue, Municipal Electric
Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)                                 200,000          248,338
Macon-Bibb County, GA, Hospital & Healthcare Revenue,
Series C, 5.25%, 8/1/2011 (a)                                                       3,000,000        3,319,110
                                                                                                  -------------
                                                                                                    70,360,411

Hawaii 0.0%
Hawaii, State General Obligation, Series CU,
Prerefunded, 5.875%, 10/1/2014 (a)                                                  1,500,000        1,709,250
                                                                                                  -------------
Illinois 11.0%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)                                                           20,000,000      11,739,600
Series B, 5.0%, 1/1/2011 (a)                                                        1,620,000        1,762,025
Series B, 5.125%, 1/1/2015 (a)                                                      9,550,000       10,470,238
Series A, 5.375%, 1/1/2013 (a)                                                      15,410,000      17,008,788
6.25%, 1/1/2011 (a)                                                                 3,000,000        3,405,660
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)                      5,000,000        5,600,400
Chicago, IL, School District General Obligation Lease,
Board of Education:
Series A, 6.0%, 1/1/2016 (a)                                                        11,025,000      13,017,879
Series A, 6.0%, 1/1/2020 (a)                                                        46,340,000      55,280,840
Series A, 6.25%, 1/1/2009 (a)                                                       6,735,000        7,519,425
Series A, 6.25%, 1/1/2015 (a)                                                       28,725,000      33,629,794
Chicago, IL, School District General Obligation Lease,
Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)                              9,705,000       10,757,604
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)                                                7,615,000        6,504,580
Series A, Zero Coupon, 12/1/2014 (a)                                                2,000,000        1,327,180
6.0%, 12/1/2016 (a)                                                                 5,000,000        5,394,550
Chicago, IL, School District Revenue Lease,
Board of Education, 6.25%, 12/1/2011 (a)                                            1,600,000        1,866,128
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)                                                          6,350,000        4,710,303
Zero Coupon, 11/1/2018 (a)                                                          5,165,000        2,764,980
5.375%, 1/1/2013 (a)                                                                3,215,000        3,591,219
Cook & Du Page Counties, IL, School District General Obligation,
Zero Coupon, 12/1/2009 (a)                                                          2,860,000        2,441,811
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)                    18,560,000      22,631,136
Cook County, IL, County General Obligation, Inverse Floater,
Rites-PA 591, 11.678%**, 11/15/2013                                                 10,610,000      14,973,469
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006                                                              4,500,000        4,304,385
Zero Coupon, 5/15/2007                                                              15,460,000      14,230,002
Illinois, Airport Revenue, Metropolitan Pier and Exposition
Authority, Series A, Zero Coupon, 6/15/2011 (a)                                       895,000          710,934
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009                         2,950,000        3,238,186
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)                       3,300,000        2,143,416
Illinois, Hospital & Healthcare Revenue, Adventist
Health System, 5.5%, 11/15/2020                                                     10,000,000      10,538,300
Illinois, Hospital & Healthcare Revenue, Development Finance
Authority, Adventist Health System, 5.5%, 11/15/2029                                5,475,000        5,665,694
Illinois, Hospital & Healthcare Revenue,
Health Facilities Authority:
5.2%, 9/1/2012                                                                      1,000,000        1,040,120
6.0%, 8/15/2007 (a)                                                                 1,460,000        1,566,711
6.0%, 8/15/2009 (a)                                                                 1,640,000        1,825,255
6.25%, 8/15/2013 (a)                                                                3,400,000        3,935,908
Series A, 6.25%, 1/1/2015 (a)                                                       17,000,000      19,537,420
6.4%, 6/1/2008 (a)                                                                  1,350,000        1,489,320
Illinois, Metropolitan Pier and Exposition Authority,
Series A, ETM, Zero Coupon, 6/15/2011 (a)                                           2,900,000        2,319,304
Illinois, Pollution Control Revenue, Commonwealth
Edison Co. Project, Series D, 6.75%, 3/1/2015 (a)                                   16,780,000      17,163,591
Illinois, Pollution Control Revenue, Development Finance
Authority Pollution Control, 5.85%, 1/15/2014 (a)                                   5,000,000        5,733,350
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)                                17,975,000      12,468,538
Illinois, Project Revenue, Metropolitan Pier and
Exposition Authority, Zero Coupon, 6/15/2016 (a)                                    10,000,000       6,092,300
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)                                                               3,000,000        3,440,310
6.25%, 12/15/2020 (a)                                                               6,975,000        8,501,548
Series A, 6.5%, 12/15/2007 (a)                                                      4,765,000        5,234,162
Series A, 6.5%, 12/15/2008 (a)                                                      5,255,000        5,915,974
Series P, 6.5%, 6/15/2013                                                           2,100,000        2,443,434
Illinois, Sales & Special Tax Revenue, Development
Finance Authority, 7.5%, 11/15/2013                                                 1,250,000        1,280,663
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and
Exposition Authority, Zero Coupon, 6/15/2013 (a)                                    7,565,000        5,424,105
Illinois, Special Assessment Revenue, Metropolitan Pier and
Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)                         6,660,000        3,560,769
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)                              2,500,000        2,855,725
Illinois, Transportation/Tolls Revenue, Regional Transportation
Authority, Inverse Floater, Rites-PA 584, 11.921%**, 11/1/2021                      12,900,000      19,789,890
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal
Joint Action Water Agency, 6.45%, 5/1/2007 (a)                                      2,575,000        2,774,125
Joliet, IL, Higher Education Revenue, College Assistance Corp.,
North Campus Extension Center Project, 6.7%, 9/1/2012 (a)                           2,500,000        2,871,850
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)                                                 1,040,000          840,944
Series B, Zero Coupon, 1/1/2012 (a)                                                 1,300,000          997,438
Series B, Zero Coupon, 1/1/2013 (a)                                                 4,595,000        3,342,495
Kane County, IL, School District General Obligation,
Aurora West Side, Series A, 6.5%, 2/1/2010 (a)                                      1,775,000        2,036,049
Lake Cook Kane & McHenry Counties, IL, School District
General Obligation, 6.3%, 12/1/2017 (a)                                             1,885,000        2,311,180
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)                                                5,880,000        4,106,886
Series B, Zero Coupon, 12/1/2014 (a)                                                5,985,000        3,956,384
Northern, IL, Higher Education Revenue, University,
Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (a)                                                          1,865,000        1,839,823
Zero Coupon, 10/1/2007 (a)                                                          1,865,000        1,733,107
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2005 (a)                                                          1,295,000        1,277,712
Zero Coupon, 10/1/2006 (a)                                                          1,295,000        1,239,613
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2005 (a)                                           5,575,000        5,477,103
Series 3, Zero Coupon, 12/1/2005 (a)                                                1,485,000        1,458,775
ETM, Series 3, Zero Coupon, 12/1/2007 (a)                                           2,100,000        1,947,435
Series 3, Zero Coupon, 12/1/2007 (a)                                                  555,000          513,142
Rosemont, IL, Other General Obligation, Tax Increment,
Zero Coupon, 12/1/2005 (a)                                                          4,455,000        4,376,324
Skokie, IL, Other General Obligation, Park District,
Series B, Zero Coupon, 12/1/2011 (a)                                                3,000,000        2,334,930
University Park, IL, Sales & Special Tax Revenue,
Governors Gateway Industrial Park, 8.5%, 12/1/2011                                  1,800,000        1,839,546
Will County, IL, Community Unit School District No. 201-U,
ETM, Zero Coupon, 12/15/2006 (a)                                                    3,725,000        3,558,157
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)                                                4,145,000        3,226,095
Series B, Zero Coupon, 12/1/2012 (a)                                                2,480,000        1,836,440
Series B, Zero Coupon, 12/1/2013 (a)                                                12,030,000       8,453,000
Series B, Zero Coupon, 12/1/2014 (a)                                                10,255,000       6,824,600
Will County, IL, School District General Obligation, Community
Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)                8,000,000        5,059,680
Winnebago County, IL, School District General Obligation,
District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)                                  1,825,000        2,111,251
                                                                                                  -------------
                                                                                                   487,191,007

Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)                                                        10,160,000      11,491,366
Series B, 6.0%, 1/1/2012 (a)                                                        1,750,000        2,012,325
Indiana, Health Facilities Financing Authority,
ETM, 6.0%, 7/1/2010 (a)                                                             1,035,000        1,174,301
Indiana, Higher Education Revenue, Series H,
Zero Coupon, 8/1/2006 (a)                                                           6,000,000        5,783,400
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance
Authority, Greenwood Village South Project, 5.625%, 5/15/2028                       2,100,000        1,993,257
Indiana, Hospital & Healthcare Revenue,
Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012                                                         4,660,000        5,108,665
Prerefunded, ETM, 6.0%, 7/1/2005 (a)                                                1,535,000        1,554,801
ETM, 6.0%, 7/1/2005 (a)                                                               485,000          491,116
Prerefunded, ETM, 6.0%, 7/1/2006 (a)                                                1,630,000        1,703,529
ETM, 6.0%, 7/1/2006 (a)                                                               515,000          537,712
Prerefunded, ETM, 6.0%, 7/1/2007 (a)                                                1,725,000        1,853,461
ETM, 6.0%, 7/1/2007 (a)                                                               545,000          583,984
Prerefunded, ETM, 6.0%, 7/1/2008 (a)                                                  945,000        1,039,046
ETM, 6.0%, 7/1/2008 (a)                                                               300,000          328,500
Prerefunded, ETM, 6.0%, 7/1/2009 (a)                                                  980,000        1,096,052
ETM, 6.0%, 7/1/2009 (a)                                                               310,000          344,909
ETM, 6.0%, 7/1/2010 (a)                                                               325,000          366,788
Prerefunded, ETM, 6.0%, 7/1/2011 (a)                                                1,100,000        1,260,853
ETM, 6.0%, 7/1/2011 (a)                                                               345,000          394,390
Prerefunded, ETM, 6.0%, 7/1/2012 (a)                                                1,165,000        1,349,210
ETM, 6.0%, 7/1/2012 (a)                                                               370,000          425,278
Prerefunded, ETM, 6.0%, 7/1/2013 (a)                                                1,230,000        1,435,705
ETM, 6.0%, 7/1/2013 (a)                                                               390,000          452,334
Prerefunded, ETM, 6.0%, 7/1/2014 (a)                                                1,310,000        1,540,979
ETM, 6.0%, 7/1/2014 (a)                                                               410,000          478,942
Prerefunded, ETM, 6.0%, 7/1/2015 (a)                                                1,385,000        1,641,529
ETM, 6.0%, 7/1/2015 (a)                                                               440,000          514,721
Prerefunded, ETM, 6.0%, 7/1/2016 (a)                                                1,470,000        1,757,400
ETM, 6.0%, 7/1/2016 (a)                                                               465,000          546,082
Prerefunded, ETM, 6.0%, 7/1/2017 (a)                                                1,560,000        1,872,452
ETM, 6.0%, 7/1/2017 (a)                                                               490,000          578,656
Prerefunded, ETM, 6.0%, 7/1/2018 (a)                                                1,655,000        1,995,500
ETM, 6.0%, 7/1/2018 (a)                                                               520,000          615,706
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015                    3,120,000        3,889,642
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)                                                       4,550,000        5,199,376
Series A, ETM, 7.25%, 6/1/2015                                                        880,000        1,052,955
Indiana, Transportation/Tolls Revenue, Transportation Finance
Authority, Series A, 5.75%, 6/1/2012 (a)                                              450,000          509,782
Merrillville, IN, School District Revenue Lease, Multiple
School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)                   4,000,000        3,231,160
                                                                                                  -------------
                                                                                                    68,205,864

Iowa 0.7%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)                                                                 10,530,000      12,012,519
5.5%, 2/15/2016 (a)                                                                 6,645,000        7,640,487
5.5%, 2/15/2020 (a)                                                                 8,000,000        9,287,200
                                                                                                  -------------
                                                                                                    28,940,206

Kansas 0.8%
Johnson County, KS, School District General Obligation,
Series B, 5.5%, 9/1/2015 (a)                                                        1,860,000        2,139,149
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014                                                           2,000,000        2,286,500
Series II, 5.5%, 11/1/2015                                                          1,000,000        1,145,900
Series II, 5.5%, 11/1/2017                                                          1,000,000        1,160,390
Kansas, Transportation/Tolls Revenue, Development Financing
Authority, Series A, Prerefunded, 5.75%, 9/1/2013                                   8,235,000        9,321,114
Kansas City, KS, Electric Revenue, Utility Systems Revenue,
Zero Coupon, 9/1/2006 (a)                                                           1,375,000        1,323,355
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                       12,000,000      13,127,640
Saline County, KS, School District General Obligation,
5.5%, 9/1/2017 (a)                                                                  3,240,000        3,618,626
                                                                                                  -------------
                                                                                                    34,122,674

Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue,
Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (a)                    13,670,000      14,950,742
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (a)                    8,245,000        9,116,084
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (a)                    5,130,000        5,697,532
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2015 (a)                    5,235,000        5,764,730
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (a)                    6,500,000        7,141,355
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)                                                                  6,770,000        7,832,010
5.5%, 8/1/2018 (a)                                                                  5,000,000        5,804,200
5.5%, 8/1/2019 (a)                                                                  6,870,000        7,986,856
5.5%, 8/1/2020 (a)                                                                  4,320,000        5,030,510
Kentucky, State Agency Revenue Lease,
Property and Buildings Project No. 69:
Series A, Prerefunded, 5.375%, 8/1/2016 (a)                                         2,905,000        3,252,235
Series A, 5.375%, 8/1/2016 (a)                                                      2,095,000        2,322,391
Kentucky, State Agency Revenue Lease,
Property and Buildings Project No. 71:
5.5%, 8/1/2014                                                                      4,250,000        4,843,767
5.5%, 8/1/2015                                                                      4,000,000        4,552,240
Kentucky, State Revenue Lease, Property and Buildings
Project No. 68, Prerefunded, 5.75%, 10/1/2015                                       5,375,000        6,090,628
                                                                                                  -------------
                                                                                                    90,385,280

Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)                                                                2,335,000        2,683,125
5.75%, 12/1/2016 (a)                                                                2,465,000        2,830,707
5.75%, 12/1/2017 (a)                                                                2,610,000        2,989,990
5.75%, 12/1/2018 (a)                                                                2,760,000        3,157,385
Louisiana, Public Facilities Authority,
Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012                                                        1,000,000        1,090,960
Prerefunded, 5.9%, 2/1/2017                                                         1,000,000        1,095,140
New Orleans, LA, Other General Obligation,
Zero Coupon, 9/1/2005 (a)                                                           2,500,000        2,471,175
Orleans, LA, Sales & Special Tax Revenue, Levee,
District Improvement Project, 5.95%, 11/1/2014 (a)                                  1,370,000        1,447,570
                                                                                                  -------------
                                                                                                    17,766,052

Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority,
5.625%, 7/1/2017 (a)                                                                4,350,000        4,922,460
                                                                                                  -------------
Maryland 1.3%
Baltimore, MD, Sales & Special Tax Revenue,
Series A, 5.9%, 7/1/2012 (a)                                                        3,100,000        3,576,346
Maryland, Hospital & Healthcare Revenue, University of
Maryland Medical System, 6.75%, 7/1/2030                                            4,000,000        4,500,960
Maryland, Project Revenue, Economic Development Corp.,
Chesapeake Bay, Series B, 7.75%, 12/1/2031                                          37,000,000      38,794,500
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (a)                                                                  4,940,000        5,072,095
7.2%, 1/1/2007 (a)                                                                  3,390,000        3,480,649
                                                                                                  -------------
                                                                                                    55,424,550

Massachusetts 5.7%
Massachusetts, Airport Revenue, Port Authority,
AMT, Series B, 5.5%, 7/1/2012 (a)                                                   3,025,000        3,283,033
Massachusetts, Airport Revenue, Port Authority,
Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)                    4,000,000        4,249,960
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022                             9,000,000       10,595,520
Massachusetts, Higher Education Revenue,
Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)                                                       1,105,000        1,225,478
Series 2, 5.5%, 11/1/2018 (a)                                                       1,400,000        1,550,892
Massachusetts, Higher Education Revenue, College Building
Authority Project, Series A, 7.5%, 5/1/2014                                         5,500,000        6,974,990
Massachusetts, Higher Education Revenue, Health & Educational
Facilities Authority, Massachusetts Institute of Tech,
Series I-1, 5.2%, 1/1/2028                                                          10,500,000      11,840,745
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Massachusetts General, Hospital,
Series F, 6.25%, 7/1/2012 (a)                                                       1,000,000        1,119,050
Massachusetts, Industrial Development Revenue,
Development Finance Agency, Series A, 7.1%, 7/1/2032                                4,950,000        4,850,010
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013                         1,355,000        1,941,525
Massachusetts, Port Authority Revenue, AMT, Port Authority,
Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (a)                         5,000,000        5,283,800
Massachusetts, Project Revenue, 9.2%, 12/15/2031                                    17,000,000      19,614,090
Massachusetts, Project Revenue, Health & Educational
Facilities Authority, Series B, 9.15%, 12/15/2023                                   3,000,000        3,472,170
Massachusetts, Resource Recovery Revenue, Development
Finance Agency, Resource Recovery, Series 563,
Inverse Floater, 144A, 9.16%**, 1/1/2016 (a)                                        3,375,000        4,115,880
Massachusetts, Sales & Special Tax Revenue,
Federal Highway Grant, Series A, Zero Coupon, 12/15/2014                            27,680,000      18,548,645
Massachusetts, State General Obligation, College
Building Authority Project, Series A, 7.5%, 5/1/2010                                4,110,000        4,929,534
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)                                                       4,000,000        4,615,600
Series D, 5.5%, 11/1/2019 (a)                                                       7,500,000        8,698,350
Series D, 5.5%, 11/1/2020 (a)                                                       2,000,000        2,325,100
Massachusetts, State General Obligation, Inverse Floater,
Rites-PA 793, 144A, 9.424%**, 10/1/2008                                             6,095,000        7,631,367
Massachusetts, State General Obligation, Transportation Authority:
Series A, 5.875%, 3/1/2015                                                          10,075,000      11,659,193
Series B, 6.2%, 3/1/2016                                                            17,450,000      20,626,074
Massachusetts, Transportation/Tolls Revenue, Turnpike
Authority, Series C, Zero Coupon, 1/1/2018 (a)                                      10,000,000       5,668,300
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)                                                        34,315,000      39,958,788
Series J, 5.5%, 8/1/2021 (a)                                                        5,685,000        6,618,136
Massachusetts, Water & Sewer Revenue,
Water Resource Authority:
Series C, 6.0%, 12/1/2011                                                           10,000,000      11,447,800
Series A, 6.5%, 7/15/2009                                                           2,625,000        2,990,033
Series A, 6.5%, 7/15/2019                                                           13,710,000      16,726,885
Massachusetts, Water Pollution Abatement Treatment,
Pool Program Bonds, Series 10, 5.0%, 8/1/2029                                       11,215,000      11,742,441
                                                                                                  -------------
                                                                                                   254,303,389

Michigan 2.0%
Detroit, MI, Core City General Obligation:
Series B, 6.0%, 4/1/2016 (a)                                                        2,865,000        3,275,784
Series B, 6.25%, 4/1/2010                                                           3,410,000        3,457,058
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)                                                       1,000,000        1,115,650
Series A, 5.5%, 5/1/2015 (a)                                                        6,675,000        7,477,001
Series A, 5.5%, 5/1/2017 (a)                                                        3,295,000        3,682,723
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)                                                    2,760,000        3,069,920
Series A-1, 5.375%, 4/1/2018 (a)                                                    3,000,000        3,327,540
Detroit, MI, Water & Sewer Revenue, Series A,
Zero Coupon, 7/1/2015 (a)                                                           8,710,000        5,629,621
Grand Rapids, MI, Water & Sewer Revenue,
Water Supply, 5.75%, 1/1/2016 (a)                                                   2,955,000        3,320,800
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)                           11,000,000      12,340,350
Michigan, Hospital & Healthcare Revenue, Hospital Finance
Authority, Gratiot Community Hospital, 6.1%, 10/1/2007                              1,225,000        1,277,259
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)                                                       4,055,000        4,561,551
Series A, Prerefunded, 5.5%, 11/1/2016 (a)                                          9,545,000       10,737,361
Series A, 5.5%, 11/1/2017                                                           7,000,000        8,122,730
Michigan, State Agency General Obligation Lease, Building
Authority, Inverse Floater, Series B, 144A, 8.909%**, 4/15/2009                     2,500,000        3,101,100
Michigan, State Agency General Obligation Lease, Inverse Floater,
Rites-PA 889R, Series A, 144A, 8.909%**, 4/15/2009                                  4,155,000        5,147,214
Michigan, State General Obligation, 5.5%, 12/1/2015                                 5,875,000        6,793,145
Tawas City, MI, Hospital Finance Authority, St. Joseph
Health Services, Series A, ETM, 5.6%, 2/15/2013                                     1,910,000        2,059,419
                                                                                                  -------------
                                                                                                    88,496,226

Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue,
Masonic Home North Ridge, 5.9%, 3/1/2019                                            1,335,000        1,370,578
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017                                                           3,240,000        3,827,801
Series A, 5.75%, 7/1/2018                                                           6,760,000        8,023,714
                                                                                                  -------------
                                                                                                    13,222,093

Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central
Regional Medical Center, 5.5%, 12/1/2017                                            1,375,000        1,389,437
Mississippi, State General Obligation, 5.5%, 12/1/2015                              6,000,000        6,914,700
                                                                                                  -------------
                                                                                                     8,304,137

Missouri 1.9%
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016              11,400,000      13,171,674
Missouri, Senior Care Revenue, Health & Educational
Facilities Authority, 5.75%, 2/1/2017                                               3,250,000        3,405,447
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014                                                          2,000,000        2,250,400
Series A, 5.625%, 2/1/2016                                                          3,125,000        3,487,219
Missouri, Water & Sewer Revenue, Clarence
Cannon Wholesale, 6.0%, 5/15/2020                                                   10,000,000      10,148,700
Missouri, Water & Sewer Revenue, Environmental
Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016                                                          3,585,000        4,102,925
Series C, 5.375%, 7/1/2017                                                          4,305,000        4,942,614
Series C, 5.375%, 7/1/2018                                                          3,250,000        3,746,632
Series B, 5.5%, 7/1/2014                                                            3,000,000        3,444,780
Series B, 5.5%, 7/1/2015                                                            3,500,000        4,016,005
Series B, 5.5%, 7/1/2016                                                            5,065,000        5,829,410
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)                      6,000,000        6,706,560
St. Louis, MO, County General Obligation, Industrial
Development Authority, Convention Center Hotel,
Zero Coupon, 7/15/2016 (a)                                                          6,895,000        4,189,954
St. Louis, MO, Industrial Development Revenue,
St. Louis Convention Center, AMT:
Series A, 6.875%, 12/15/2020                                                        2,500,000        2,116,250
Series A, 7.25%, 12/15/2035                                                         5,000,000        4,211,500
St. Louis, MO, Special Assessment Revenue, Scullin
Redevelopment Area, Series A, 10.0%, 8/1/2010                                       5,140,000        5,889,926
St. Louis, MO, State General Obligation Lease, Industrial
Development Authority, Convention Center Hotel,
Zero Coupon, 7/15/2015 (a)                                                          4,200,000        2,701,902
                                                                                                  -------------
                                                                                                    84,361,898

Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (a)                    5,000,000        5,732,300

Nebraska 0.3%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018             1,000,000        1,279,060
Omaha, NE, Public Power District, Electric Revenue,
Series B, ETM, 6.2%, 2/1/2017                                                       4,700,000        5,635,770
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015                                                           1,480,000        1,850,163
Series A, 6.5%, 12/1/2016                                                           1,000,000        1,262,200
Series A, 6.5%, 12/1/2017                                                           4,000,000        5,081,280
                                                                                                  -------------
                                                                                                    15,108,473

Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)                                                      1,500,000        1,617,825
Series C, 5.375%, 7/1/2019 (a)                                                      1,100,000        1,185,525
Series C, 5.375%, 7/1/2020 (a)                                                      1,100,000        1,181,532
Henderson, NV, Hospital & Healthcare Revenue,
Catholic Healthcare West, 5.375%, 7/1/2026                                          15,000,000      15,256,200
Las Vegas, NV, Transportation/Tolls Revenue,
Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)                                                           5,000,000        3,628,700
7.375%, 1/1/2040                                                                    15,000,000      15,305,400
                                                                                                  -------------
                                                                                                    38,175,182

New Hampshire 0.2%
New Hampshire, Senior Care Revenue,
Havenwood Heritage Heights, 7.35%, 1/1/2018                                         2,500,000        2,589,450
New Hampshire, Senior Care Revenue, Higher Education
Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                                4,000,000        4,143,080
                                                                                                  -------------
                                                                                                     6,732,530

New Jersey 7.5%
Atlantic City, NJ, School District General Obligation,
Board of Education, 6.1%, 12/1/2014 (a)                                             4,500,000        5,364,540
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031                                                                     3,000,000        3,113,610
5.75%, 6/15/2034                                                                    2,455,000        2,604,436
New Jersey, Economic Development Authority Revenue,
Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)                                                        7,140,000        7,608,456
Series A, 5.0%, 7/1/2023 (a)                                                        8,845,000        9,397,193
New Jersey, Economic Development Authority Revenue,
School Facilities Construction, Series I, 5.0%, 9/1/2027 (a)                        4,000,000        4,208,640
New Jersey, Economic Development Authority, Special
Facilities Revenue, Continental Airlines, Inc. Project,
AMT, 6.4%, 9/15/2023                                                                7,500,000        6,236,475
New Jersey, Garden State Preservation Trust, Open Space &
Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a) (b)                                   5,000,000        5,597,600
New Jersey, Highway Authority Revenue, Garden State Parkway:
ETM, 144A, 6.5%, 1/1/2011                                                           2,656,000        2,939,953
Inverse Floater, Series 247, ETM, 144A, 8.895%**, 1/1/2013 (a)                      14,935,000      19,281,533
New Jersey, Industrial Development Revenue, Economic Development
Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026                             1,000,000        1,017,340
New Jersey, Resource Recovery Revenue, Tobacco
Settlement Financing Corp., 5.75%, 6/1/2032                                         9,690,000        9,681,085
New Jersey, Senior Care Revenue, Economic Development
Authority, United Methodist Homes, 5.5%, 7/1/2019                                   4,000,000        3,891,480
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039                             35,480,000      37,177,008
New Jersey, State Agency General Obligation Lease, Transportation
Trust Fund Authority, Series A, 5.625%, 6/15/2014                                   3,555,000        4,037,165
New Jersey, State Agency Revenue, Transportation Trust
Fund Authority, Residual Certificates, Inverse Floater,
Series 224, 144A, 9.39%**, 6/15/2016                                                11,000,000      14,660,690
New Jersey, State General Obligation:
5.25%, 7/1/2016                                                                     5,000,000        5,616,100
Series H, 5.25%, 7/1/2017                                                           14,665,000      16,489,326
New Jersey, State Revenue Lease, Transportation Trust
Fund Authority, Inverse Floater, Rites-PA 785, 144A,
9.909%**, 9/15/2015 (a)                                                             5,190,000        6,707,452
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043                        28,000,000      28,094,920
New Jersey, Transportation Trust Fund Authority, Transportation
System, Series C, 5.5%, 6/15/2023                                                   15,000,000      17,119,050
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)                                                      5,000,000        5,711,500
Series A, 5.75%, 6/15/2017                                                          8,000,000        9,302,320
New Jersey, Transportation/Tolls Revenue, Federal Transportation
Administration Grants, Series B, 5.75%, 9/15/2013 (a)                               11,000,000      12,468,940
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Inverse Floater, Rites-PA 613, 144A, 10.889%**, 1/1/2011 (a)                        21,170,000      29,940,096
Inverse Floater, Rites-PA 614, 144A, 10.889%**, 1/1/2016 (a)                        3,830,000        5,416,654
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)                                      38,720,000      46,766,403
Series C, 6.5%, 1/1/2016 (a)                                                        10,750,000      12,976,648
                                                                                                  -------------
                                                                                                   333,426,613

New Mexico 0.2%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest
Community Health Services, Prerefunded, 10.125%, 8/1/2012                           3,135,000        3,709,206
New Mexico, Single Family Housing Revenue, Mortgage
Finance Authority, Series E2, AMT, 6.8%, 3/1/2031                                   4,445,000        4,740,815
                                                                                                  -------------
                                                                                                     8,450,021

New York 7.5%
Monroe County, NY, Airport Revenue:
Inverse Floater, Rites-PA 585B, AMT, 144A, 9.381%**, 7/1/2011                       2,515,000        3,153,056
Inverse Floater, Rites-PA 585A, AMT, 144A, 9.384%**, 1/1/2014                       2,005,000        2,502,420
Inverse Floater, Rites-PA 585C, AMT, 144A, 9.635%**, 7/1/2012                       1,915,000        2,481,476
Nassau County, NY, Sales & Special Tax Revenue,
Interim Finance Authority:
Series A, Prerefunded, 5.75%, 11/15/2015                                            3,060,000        3,480,627
Series A, Prerefunded, 5.75%, 11/15/2016 (a)                                        4,250,000        4,834,205
New York, Core City General Obligation, 5.875%, 2/15/2019                             385,000          401,178
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)                          2,050,000        1,795,903
New York, Higher Education Revenue, 5.75%, 7/1/2013                                 10,000,000      11,274,900
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)                                                      11,860,000      13,406,426
Series F, Prerefunded, 5.375%, 7/1/2007                                               465,000          494,495
Series F, 5.375%, 7/1/2007                                                          1,535,000        1,621,236
New York, Higher Education Revenue,
Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)                                                      5,075,000        5,868,425
Series B, 6.0%, 7/1/2014 (a)                                                        7,000,000        8,276,660
New York, Sales & Special Tax Revenue, Thruway
Authority, Series A, 5.5%, 3/15/2018                                                5,000,000        5,584,950
New York, Sales Tax Asset Receivable:
Series A, 5.0%, 10/15/2026 (a)                                                      5,000,000        5,283,450
Series A, 5.0%, 10/15/2029 (a)                                                      10,000,000      10,494,400
New York, School District General Obligation, Dormitory
Authority, City University, Series A, 5.5%, 5/15/2019                               1,500,000        1,714,305
New York, Senior Care Revenue, Dormitory Authority,
City University, Series A, 5.25%, 5/15/2021                                         2,000,000        2,226,520
New York, Senior Care Revenue, Metropolitan Transportation
Authority, Series O, ETM, 5.75%, 7/1/2013 (a)                                       6,775,000        7,678,379
New York, Series J, Prerefunded, 5.875%, 2/15/2019                                  3,015,000        3,160,052
New York, State Agency General Obligation Lease,
Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)                                                   3,500,000        3,899,385
Series D, ETM, 7.0%, 7/1/2009 (a)                                                   2,985,000        3,245,322
Series C, 7.5%, 7/1/2010 (a)                                                        5,750,000        6,492,727
New York, State Agency General Obligation Lease, Metropolitan
Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)                         5,000,000        6,054,050
New York, State Agency General Obligation Lease, Urban
Development Authority, Correctional Facilities, Series A,
6.5%, 1/1/2011 (a)                                                                  4,500,000        5,252,670
New York, State Agency General Obligation Lease,
Urban Development Corp., 5.7%, 4/1/2020                                             3,600,000        4,209,948
New York, State Environmental Facilities, State Clean Water &
Drinking, Municipal Water Finance Project, 5.0%, 6/15/2026                          14,285,000      15,049,390
New York, State Environmental Facilities, State Personal
Income Tax Revenue, Series A, 5.0%, 12/15/2023 (a)                                  2,450,000        2,606,972
New York, State General Obligation Lease, Urban
Development Corp., State Facilities, 5.6%, 4/1/2015                                 4,655,000        5,253,400
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)                                                     10,000,000      10,758,200
Series A-1, 5.5%, 6/1/2019                                                          6,850,000        7,640,079
Series R-232, 144A, 9.13%*, 6/1/2022 (a)                                            6,300,000        7,255,395
New York, Transportation/Tolls Revenue, Metropolitan
Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)                                         3,470,000        3,861,798
Series C, Prerefunded, 5.125%, 7/1/2013 (a)                                         1,530,000        1,696,234
5.5%, 11/15/2018 (a)                                                                5,000,000        5,632,850
New York, Transportation/Tolls Revenue, Securities Trust
Certificates, Inverse Floater, 144A, 9.416%**, 11/15/2017 (a)                       7,500,000        9,423,300
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)                                                      3,750,000        4,201,837
Series E, 5.5%, 11/15/2021 (a)                                                      6,000,000        6,722,940
New York, Transportation/Tolls Revenue, Triborough Bridge and
Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017                                     5,050,000        5,843,961
New York, Water & Sewer Revenue, Environmental Facilities Corp.,
State Water Pollution Control, Series E, 6.875%, 6/15/2014                          4,560,000        4,647,324
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013                                                                 6,555,000        6,890,813
AMT, 6.0%, 7/1/2015                                                                 2,500,000        2,624,700
Inverse Floater, AMT, Series II, 144A, 10.26%**, 10/15/2007 (a)                     6,160,000        7,117,387
New York and New Jersey, Port Authority Revenue,
Special Obligation, AMT, Series 4, 7.0%, 10/1/2007                                  1,100,000        1,162,645
New York, NY Series E, ETM, 7.0%, 12/1/2007 (a)                                     1,385,000        1,402,216
New York, NY, City Municipal Water Finance Authority,
Water & Sewer Systems Revenue, Series B, 5.0%, 6/15/2028 (a)                        16,000,000      16,762,880
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)                                                 4,995,000        4,334,112
Series F, 5.25%, 8/1/2016                                                           5,000,000        5,371,100
Series C, 5.375%, 11/15/2017 (a)                                                    5,000,000        5,373,000
Series A, 5.75%, 8/1/2016                                                           6,350,000        7,128,192
Series G, 6.75%, 2/1/2009                                                           2,000,000        2,256,320
New York, NY, General Obligation:
Series G, 5.0%, 12/1/2023                                                           8,000,000        8,380,160
Prerefunded, Series A, 6.5%, 5/15/2012                                              6,215,000        7,296,037
Series A, 6.5%, 5/15/2012                                                             785,000          893,785
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015                  2,500,000        2,748,475
New York, NY, Water & Sewer Revenue, Municipal Water
Financial Authority, Series A, 5.375%, 6/15/2019                                    25,000,000      27,646,750
Suffolk County, NY, Water & Sewer Revenue, Industrial
Development Agency, 6.0%, 2/1/2007 (a)                                              8,000,000        8,498,320
                                                                                                  -------------
                                                                                                   331,367,737

North Carolina 1.3%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018                         4,165,000        4,652,055
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014                                                                      3,105,000        3,511,103
5.5%, 6/1/2017                                                                      3,255,000        3,654,193
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)                               4,000,000        4,363,840
North Carolina, Electric Revenue, Catawba Municipal
Power Agency, 6.0%, 1/1/2011 (a)                                                    8,235,000        9,381,394
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)                                                                  8,775,000       10,431,018
Series B, 6.0%, 1/1/2022 (a)                                                        18,775,000      22,709,865
                                                                                                  -------------
                                                                                                    58,703,468

Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)               2,365,000        2,673,585
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)               1,000,000        1,152,070
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)                     940,000        1,163,946
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (a)                  500,000          527,505
Beavercreek, OH, School District General Obligation,
Local School District, 6.6%, 12/1/2015 (a)                                          1,500,000        1,834,020
Big Walnut, OH, School District General Obligation,
Local School District, Zero Coupon, 12/1/2012 (a)                                     420,000          310,586
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012                                                            1,280,000        1,438,835
Series A, 5.75%, 6/1/2015 (a)                                                       2,000,000        2,280,840
Series A, 5.75%, 6/1/2016 (a)                                                       1,500,000        1,709,640
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017                              1,000,000        1,112,490
Cleveland, OH, Electric Revenue, Public Power Systems
Revenue, Series 1, 6.0%, 11/15/2011 (a)                                             1,050,000        1,215,175
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax
Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018            1,000,000        1,001,630
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)                2,000,000        2,206,480
Cleveland-Cuyahoga County, OH, Port Authority Revenue,
AMT, ETM, 6.0%, 3/1/2007                                                            1,590,000        1,660,055
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018                      500,000          583,725
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020               1,000,000        1,062,010
Cuyahoga County, OH, Multi-Family Housing Revenue,
AMT, 6.5%, 10/20/2020                                                               1,000,000        1,030,400
Dublin, OH, School District General Obligation,
Zero Coupon, 12/1/2011 (a)                                                          1,095,000          861,918
Fayette County, OH, School District General Obligation,
Rattlesnake Improvement Area Project, 5.9%, 12/1/2013                                  90,000           96,937
Finneytown, OH, Other General Obligation,
Local School District, 6.2%, 12/1/2017 (a)                                            320,000          390,042
Franklin County, OH, Hospital & Healthcare Revenue,
Presbyterian Services:
5.25%, 7/1/2008                                                                       500,000          515,710
5.5% , 7/1/2017                                                                     1,000,000        1,007,970
Franklin County, OH, School District
General Obligation, 6.5%, 12/1/2013                                                   500,000          593,465
Green Springs, OH, Senior Care Revenue, Hospital and
Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014                            4,635,000        4,367,653
Green Springs, OH, Senior Care Revenue, St. Francis Health
Care Center Project, Series A, 7.125%, 5/15/2025                                    4,405,000        3,866,181
Hilliard, OH, School District General Obligation, Series A,
Zero Coupon, 12/1/2012 (a)                                                          1,655,000        1,239,612
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)                1,005,000          752,755
Liberty Benton, OH, School District General Obligation,
Zero Coupon, 12/1/2014 (a)                                                            570,000          380,566
Liberty, OH, School District General Obligation,
Zero Coupon, 12/1/2012 (a)                                                            255,000          190,998
Lorain County, OH, Hospital Revenue, Series A,
Prerefunded, 5.9%, 12/15/2008                                                         820,000          839,524
Lorain County, OH, Lakeland Community Hospital, Inc.,
ETM, 6.5%, 11/15/2012                                                                 790,000          813,621
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014                                                          2,000,000        2,094,420
Series A, 6.75%, 7/1/2020                                                           2,000,000        2,088,820
Miami County, OH, Hospital & Healthcare Revenue,
Upper Valley Medical Center, Series C, 6.25%, 5/15/2013                             1,000,000        1,045,510
Napoleon, OH, Hospital & Healthcare Revenue,
Lutheran Orphans Home, 6.875%, 8/1/2023                                               350,000          357,889
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)                   2,000,000        2,281,540
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008                            2,325,000        2,585,307
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014                                                                     1,000,000        1,176,740
Series B, 6.5%, 10/1/2020                                                           2,250,000        2,798,685
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016                                                           1,000,000        1,130,980
Series A, 6.0%, 12/1/2017                                                           1,060,000        1,198,945
Ohio, Higher Education Revenue, University of
Findlay Project, 6.125%, 9/1/2016                                                     400,000          409,492
Ohio, Higher Education Revenue, University of Ohio,
General Receipts, 5.75%, 6/1/2016 (a)                                               1,250,000        1,406,212
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)                240,000          261,394
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, Zero Coupon, 1/15/2015 (a)                                             4,360,000        2,628,426
Prerefunded, Zero Coupon, 1/15/2015 (a)                                             3,515,000        2,181,163
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)                         475,000          578,597
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)                                                       4,370,000        4,892,652
Series A, 5.5%, 10/1/2016 (a)                                                       3,790,000        4,240,896
Series A, 5.5%, 10/1/2018 (a)                                                       3,695,000        4,120,775
Ohio, State Agency Revenue Lease, Building Authority,
Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016                            3,665,000        4,075,553
Ohio, State General Obligation, 6.0%, 8/1/2010                                      1,000,000        1,139,900
Ohio, State General Obligation Lease, Higher Education
Revenue, Series B, Prerefunded, 5.625%, 5/1/2015                                    1,000,000        1,120,940
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)                   6,925,000        7,986,949
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT,
Series A, 5.875%, 9/1/2020                                                          4,050,000        4,058,829
South Euclid Lyndhurst, OH, School District
General Obligation, 6.4%, 12/1/2018 (a)                                               535,000          579,967
Springboro, OH, School District General Obligation,
Community City School District, 6.0%, 12/1/2011 (a)                                   500,000          562,260
Toledo, OH, Other General Obligation, Macys Project,
AMT, Series A, 6.35%, 12/1/2025 (a)                                                 1,000,000        1,105,150
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (a)                            1,000,000        1,050,630
Tuscarawas Valley, OH, School District General Obligation,
Prerefunded, 6.6%, 12/1/2015 (a)                                                      365,000          383,987
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)                                                                  155,000          178,114
6.6%, 12/1/2016 (a)                                                                   200,000          249,044
Willoughby, OH, Senior Care Revenue, Industrial Development
Revenue, Series A, 6.875%, 7/1/2016                                                 2,825,000        2,874,833
Wooster, OH, School District General Obligation,
Zero Coupon, 12/1/2013 (a)                                                            930,000          663,081
                                                                                                  -------------
                                                                                                   102,387,624

Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue,
Valley View Hospital Authority:
5.75%, 8/15/2006                                                                    1,275,000        1,329,085
6.0%, 8/15/2014                                                                     2,695,000        2,821,719
Oklahoma, Water & Sewer Revenue, McGee Creek
Authority, 6.0%, 1/1/2023 (a)                                                       23,125,000      28,077,219
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development
Authority, Zero Coupon, 12/1/2006 (a)                                               6,430,000        6,140,522
                                                                                                  -------------
                                                                                                    38,368,545

Oregon 0.2%
Chemeketa, OR, School District General Obligation,
ETM, 5.5%, 6/1/2015 (a)                                                             2,600,000        3,002,324
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015                                                                   1,435,000        1,629,041
5.75%, 11/15/2016                                                                   3,140,000        3,564,591
                                                                                                  -------------
                                                                                                     8,195,956

Pennsylvania 3.7%
Allegheny County, PA, Airport Revenue, AMT:
Inverse Floater, Rites-PA 567A, 144A, 9.33%**, 1/1/2010 (a)                         3,000,000        3,525,090
Inverse Floater, Rites-PA 567B, 144A, 9.33%**, 1/1/2011 (a)                         1,500,000        1,797,945
Inverse Floater, Rites-PA 567D, 144A, 9.33%**, 1/1/2014 (a)                         5,250,000        6,445,162
Inverse Floater, Rites-PA 567C, 144A, 9.339%**, 1/1/2013 (a)                        3,160,000        3,859,624
Allegheny County, PA, Airport Revenue, Pittsburgh International,
AMT, Series A, 5.75%, 1/1/2013 (a)                                                  3,080,000        3,420,956
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)                                                                  2,000,000        2,237,740
5.5%, 3/1/2016 (a)                                                                  1,000,000        1,118,180
5.5%, 3/1/2017 (a)                                                                  1,000,000        1,116,680
Berks County, PA, Hospital & Healthcare Revenue, Municipal
Authority, Reading Hospital and Medical Center
Project, 5.7%, 10/1/2014 (a)                                                        1,000,000        1,146,300
Bucks County, PA, Water and Sewer Authority Revenue,
ETM, 6.375%, 12/1/2008                                                                240,000          253,918
Delaware County, PA, Senior Care Revenue, Hospital and
Healthcare Revenue, Series A, 6.6%, 7/1/2006                                        1,000,000        1,018,680
Delaware Valley, PA, Core City General Obligation, Regional
Financial Authority, Inverse Floater, Rites-PA 1028,
144A, 9.33%**, 1/1/2014                                                             12,500,000      16,266,000
Erie County, PA, Industrial Development Revenue,
Pollution Control, Series A, 5.3%, 4/1/2012                                         1,000,000        1,078,580
Exeter Township, PA, School District General Obligation,
Zero Coupon, 5/15/2017 (a)                                                          3,700,000        2,151,143
Indiana County, PA, Pollution Control Revenue, Industrial
Development Authority, 5.35%, 11/1/2010 (a)                                         1,000,000        1,111,160
Latrobe, PA, Higher Education Revenue, Industrial
Development Authority, 5.375%, 5/1/2013                                             1,000,000        1,087,740
McKean County, PA, Hospital & Healthcare Revenue,
Bradford Hospital Project, 5.95%, 10/1/2008                                         2,305,000        2,354,857
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital
Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)                              845,000          953,650
Pennsylvania, Core City General Obligation, Regional
Finance Authority Local Government, 5.75%, 7/1/2032                                 28,000,000      32,038,720
Pennsylvania, Higher Education Revenue,
Ursinus College, Prerefunded:
5.85%, 1/1/2017                                                                     1,475,000        1,588,870
5.9%, 1/1/2027                                                                      3,400,000        3,665,506
Pennsylvania, Hospital & Healthcare Revenue, Economic
Development Financing Authority, UPMC Health System,
Series A, 6.0%, 1/15/2031                                                           7,340,000        8,057,485
Pennsylvania, Sales & Special Tax Revenue,
Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (a)                                                   2,200,000        2,671,262
Series A, 6.7%, 9/1/2014                                                            3,750,000        3,837,150
Series A, 6.75%, 9/1/2019                                                           8,775,000        8,975,421
Pennsylvania, Sales & Special Tax Revenue,
Intergovernmental Cooperative Authority:
Inverse Floater, 144A, 9.1%**, 6/15/2014 (a)                                        2,500,000        2,895,100
Inverse Floater, 144A, 9.1%**, 6/15/2015 (a)                                        2,250,000        2,611,755
Inverse Floater, 144A, 9.12%**, 6/15/2013                                           2,225,000        2,585,895
Pennsylvania, State Agency Revenue Lease, Industrial
Development Authority, Economic Development, 5.8%, 7/1/2008 (a)                     4,875,000        5,321,160
Pennsylvania, State General Obligation:
6.25%, 7/1/2010                                                                     1,000,000        1,149,940
Inverse Floater, 18.62%**, 5/1/2019                                                 5,000,000        7,664,000
Pennsylvania, State Turnpike Commission, Oil Franchise
Tax Revenue, Series B, 5.0%, 12/1/2031 (a)                                          7,105,000        7,408,952
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019                         2,000,000        2,169,820
Pennsylvania, Transportation/Tolls Revenue,
Community Turnpike, Series S, 5.625%, 6/1/2014                                      3,750,000        4,260,150
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)                           1,750,000        1,961,557
Philadelphia, PA, Industrial Development Authority Revenue,
Doubletree Commercial Development, Series A, 6.5%, 10/1/2027                        1,000,000        1,030,560
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)                        1,000,000        1,148,510
Pittsburgh, PA, Core City General Obligation,
Series A, 5.5%, 9/1/2014 (a)                                                        1,500,000        1,664,475
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (a)                      150,000          178,868
Westmoreland County, PA, Hospital & Healthcare Revenue,
Industrial Development Authority, 5.375%, 7/1/2011 (a)                              7,300,000        7,938,312
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)                6,230,000        3,577,702
                                                                                                  -------------
                                                                                                   165,344,575

Puerto Rico 0.9%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)                                 8,710,000       10,001,693
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater, Rites-PA 994RC, 144A, 8.939%**, 7/1/2007 (a)                       3,000,000        4,036,170
Inverse Floater, Rites-PA 944RA, 144A, 8.939%**, 7/1/2015 (a)                       3,720,000        5,004,330
Inverse Floater, Rites-PA 943R, 8.941%**, 7/1/2019                                  11,325,000      15,234,956
Inverse Floater, Rites-PA 620A, 144A, 9.919%**, 7/1/2013 (a)                        2,500,000        3,403,200
Puerto Rico, State General Obligation, Public Building Authority,
Series A, ETM, 6.25%, 7/1/2013 (a)                                                  1,000,000        1,198,600
                                                                                                  -------------
                                                                                                    38,878,949

Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)                                                   1,025,000        1,172,559
Series B, ETM, 5.8%, 8/1/2012 (a)                                                   2,500,000        2,888,600
Series B, ETM, 5.8%, 8/1/2013 (a)                                                   7,340,000        8,543,760
Rhode Island, Project Revenue, Convention Center Authority,
Series B, 5.25%, 5/15/2015 (a)                                                      22,000,000      24,363,900
Rhode Island, Water & Sewer Revenue, Clean Water Protection
Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)                               2,000,000        2,241,040
                                                                                                  -------------
                                                                                                    39,209,859

South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue,
5.5%, 11/1/2032                                                                     4,515,000        4,729,282
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)                                                             2,190,000        2,473,517
5.5%, 1/1/2012 (a)                                                                  2,810,000        3,131,970
Series A, ETM, 6.5%, 1/1/2016 (a)                                                     430,000          532,568
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                            7,740,000        8,724,760
Series A, Prerefunded, 7.375%, 12/15/2021                                           4,500,000        5,515,470
South Carolina, Piedmont Municipal
Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)                                               1,460,000        1,893,489
6.75%, 1/1/2019 (a)                                                                 2,065,000        2,617,098
South Carolina, Tobacco Settlement Revenue Management
Authority, Series B, 6.0%, 5/15/2022                                                7,550,000        7,652,756
South Carolina, Transportation/Tolls Revenue,
Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)                        5,300,000        5,917,344
                                                                                                  -------------
                                                                                                    43,188,254

Tennessee 1.0%
Knox County, TN, Hospital & Healthcare Revenue, Inverse Floater,
Rites-PA 750, 144A, 9.399%**, 1/1/2012 (a)                                          8,940,000       11,286,660
Knox County, TN, Hospital & Healthcare Revenue,
Sanders Alliance:
5.75%, 1/1/2011 (a)                                                                 15,405,000      17,273,010
5.75%, 1/1/2014 (a)                                                                 2,000,000        2,283,980
6.25%, 1/1/2013 (a)                                                                 4,000,000        4,685,560
7.25%, 1/1/2009 (a)                                                                 3,750,000        4,304,213
Shelby County, TN, County General Obligation,
Zero Coupon, 8/1/2014                                                               4,965,000        3,389,010
                                                                                                  -------------
                                                                                                    43,222,433

Texas 7.6%
Abilene, TX, Senior Care Revenue, Health Facilities
Development, Series A, 5.875%, 11/15/2018                                           3,250,000        3,283,865
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc.
Airport Hotel Project, Series A, 6.75%, 4/1/2027                                    21,775,000      10,487,275
Austin, TX, School District General Obligation, Independent
School District, 5.0%, 8/1/2015                                                     2,000,000        2,205,480
Austin, TX, Water & Sewer Revenue, Utility Systems,
Zero Coupon, 11/15/2012 (a)                                                         13,520,000      10,044,008
Boerne, TX, School District General Obligation Lease,
Independent School District:
Zero Coupon, 2/1/2014                                                               2,785,000        1,927,387
Zero Coupon, 2/1/2016                                                               3,285,000        2,037,324
Brownsville, TX, Electric Revenue, Utility Systems,
6.25%, 9/1/2010 (a)                                                                 4,085,000        4,689,866
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009                                                              1,500,000        1,263,540
Zero Coupon, 8/15/2010                                                              3,130,000        2,480,369
Cypress and Fairbanks, TX, School District General Obligation,
Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012                                                    5,750,000        4,411,975
Series A, Zero Coupon, 2/15/2013                                                    8,840,000        6,438,614
Series A, Zero Coupon, 2/15/2014                                                    6,000,000        4,147,500
Dallas, TX, Airport Revenue, International Airport,
Inverse Floater,
Series 350, AMT, 144A, 8.835%**, 5/1/2011 (a)                                       17,875,000      21,097,326
Dallas, TX, Core City General Obligation, Inverse Floater:
Series PA-1136, 144A, 8.35%**, 2/15/2018                                            3,915,000        4,634,890
Series PA-1136, 144A, 8.35%**, 2/15/2020 (a)                                        5,125,000        6,005,065
Series PA-1136, 144A, 9.05%**, 2/15/2019 (a)                                        4,110,000        4,835,744
Dallas, TX, Independent School District:
Series A, 5.0%, 8/15/2027                                                           31,475,000      32,960,620
Series A, 5.0%, 8/15/2029                                                           5,000,000        5,212,400
Dallas, TX, Single Family Housing Revenue,
Zero Coupon, 10/1/2016 (a)                                                          1,615,000          496,823
Galveston County, TX, County General Obligation,
5.5%, 2/1/2014 (a)                                                                  1,675,000        1,878,027
Galveston County, TX, County General Obligation, Justice
Center and Public Safety Building, 5.5%, 2/1/2014 (a)                               2,235,000        2,505,904
Grapevine-Colleyville, TX, School District General Obligation,
Zero Coupon, 8/15/2010                                                              2,160,000        1,785,542
Harris County, TX, County General Obligation,
Zero Coupon, 10/1/2017 (a)                                                          3,910,000        2,229,912
Harris County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Medical Center Project,
6.25%, 5/15/2010 (a)                                                                3,000,000        3,410,700
Hidalgo County, TX, Hospital & Healthcare Revenue,
Health Services Mission Hospital, 6.875%, 8/15/2026                                 2,880,000        3,154,061
Houston, TX, Airport Revenue, Continental Airlines Project,
AMT, Series C, 5.7%, 7/15/2029                                                      2,000,000        1,435,440
Houston, TX, School District General Obligation,
Series A, Zero Coupon, 2/15/2015                                                    26,000,000      16,069,560
Houston, TX, Transportation/Tolls Revenue, Special Facilities,
Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029                          3,100,000        2,606,759
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)                                                      8,000,000        8,734,880
Series A, 5.25%, 5/15/2021 (a)                                                      10,000,000      10,894,500
Series A, 5.25%, 5/15/2022 (a)                                                      30,000,000      32,611,200
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)                                                14,750,000      12,610,955
Series C, Zero Coupon, 12/1/2010 (a)                                                5,000,000        4,082,900
Series C, Zero Coupon, 12/1/2012 (a)                                                4,350,000        3,226,090
Series A, 5.5%, 12/1/2016 (a)                                                       10,000,000      11,197,100
Prerefunded, 5.75%, 12/1/2015 (a)                                                   5,000,000        5,773,700
Series B, Prerefunded, 5.75%, 12/1/2016 (a)                                         4,500,000        5,196,330
Lubbock, TX, Health Facilities Development Corp.,
Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)                                                  2,415,000        2,603,998
Series B, ETM, 5.625%, 12/1/2008 (a)                                                4,400,000        4,841,100
Montgomery County, TX Prerefunded, ETM, Zero Coupon, 9/1/2005 (a)                     685,000          677,136
Montgomery County, TX, County General Obligation Lease,
Zero Coupon, 9/1/2005 (a)                                                           2,790,000        2,757,832
Northeast, TX, Hospital & Healthcare Revenue, Northeast
Medical Center, 6.0%, 5/15/2010 (a)                                                 2,180,000        2,453,699
Northside, TX, General Obligation, Independent School District:
Prerefunded, 5.5%, 2/15/2014                                                        1,420,000        1,592,757
5.5%, 2/15/2014                                                                     1,265,000        1,410,551
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp.:
6.0%, 5/15/2011 (a)                                                                 4,615,000        4,704,254
6.0%, 5/15/2021 (a)                                                                 6,235,000        6,376,784
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)                                                        110,000           63,899
Zero Coupon, 9/1/2017 (a)                                                           5,890,000        3,371,613
Texas, Electric Revenue, Municipal Power Agency,
Zero Coupon, 9/1/2016 (a)                                                           18,335,000      11,089,741
Texas, Multi-Family Housing Revenue, Department Housing &
Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027                            3,350,000        3,641,551
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)                         340,000          208,444
Texas, Other General Obligation, 7.0%, 9/15/2012                                    6,932,504        7,102,766
Texas, School District General Obligation,
Community College District:
5.5%, 8/15/2014 (a)                                                                 3,145,000        3,545,736
5.5%, 8/15/2015 (a)                                                                 3,435,000        3,850,463
5.5%, 8/15/2017 (a)                                                                 4,060,000        4,539,243
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (a)                                                                  1,000,000        1,111,750
5.5%, 2/1/2022 (a)                                                                  4,725,000        5,239,741
Texas, Water & Sewer Revenue, Water Development
Board Revenue, Series A, 5.625%, 7/15/2015                                          1,000,000        1,108,780
Waxahachie, TX, School District General Obligation,
Independent School District:
Zero Coupon, 8/15/2012                                                              4,120,000        3,092,637
Zero Coupon, 8/15/2013                                                              2,060,000        1,468,409
                                                                                                  -------------
                                                                                                   334,916,515

Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)                  1,500,000        2,057,055
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014                     25,000           28,107
Salt Lake City, UT, Hospital & Healthcare Revenue,
IHC Hospitals, Inc., 6.15%, 2/15/2012                                               1,500,000        1,718,430
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (a)                                                           5,895,000        5,697,223
Zero Coupon, 7/1/2007 (a)                                                           3,750,000        3,511,162
Utah, Electric Revenue, Intermountain Power Agency,
Series A, ETM, 5.0%, 7/1/2012 (a)                                                     540,000          541,339
                                                                                                  -------------
                                                                                                    13,553,316

Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)                                                                4,800,000        5,367,792
5.375%, 7/1/2014 (a)                                                                5,055,000        5,661,297
                                                                                                  -------------
                                                                                                    11,029,089

Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public
Finance Authority, Series A, 6.5%, 10/1/2024                                          900,000        1,033,533
                                                                                                  -------------
Virginia 0.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic
Development Authority, Greenspring Retirement Community,
Series A, 7.25%, 10/1/2019                                                          2,000,000        2,118,620
Fairfax County, VA, Hospital & Healthcare Revenue, Economic
Development Finance Authority, Series A, 7.5%, 10/1/2029                            7,100,000        7,576,481
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development
Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)                5,500,000        6,575,855
Virginia Beach, VA, Hospital & Healthcare Revenue, Development
Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)                   3,000,000        3,311,550
Winchester, VA, Hospital & Healthcare Revenue, Industrial
Development Authority, 5.5%, 1/1/2015 (a)                                           5,700,000        6,419,283
                                                                                                  -------------
                                                                                                    26,001,789

Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities,
Columbia River Rock, Zero Coupon, 6/1/2014 (a)                                      12,685,000       8,539,669
Clark County, WA, Electric Revenue,
Public Utilities District No. 001
Generating Systems, ETM, 6.0%, 1/1/2008 (a)                                         2,200,000        2,389,970
Clark County, WA, School District General Obligation,
Zero Coupon, 12/1/2017 (a)                                                          6,725,000        3,802,180
Clark County, WA, School District, General Obligation, Hockinson
School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)                                                  1,675,000        1,935,647
6.125%, 12/1/2011 (a)                                                               1,515,000        1,727,721
King and Snohomish Counties, WA, School District
General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)                         1,650,000        1,838,942
King County, WA, County General Obligation,
Series B, Prerefunded, 6.625%, 12/1/2015                                            8,835,000        9,930,098
King County, WA, County General Obligation,
Prerefunded, 6.625%, 12/1/2015                                                      1,010,000        1,135,190
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (a)                4,000,000        4,576,640
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2012 (a)                     1,765,000        1,995,527
Skagit County, WA, School District General Obligation,
District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)                           4,925,000        5,515,704
Snohomish County, WA, School District General Obligation,
5.75%, 12/1/2011 (a)                                                                3,485,000        3,969,485
Snohomish County, WA, School District General Obligation,
School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)                               3,325,000        3,648,090
Spokane County, WA, School District General Obligation,
Series B, Zero Coupon, 12/1/2014 (a)                                                2,500,000        1,666,900
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)                          11,200,000      12,448,688
Washington, Electric Revenue, Public Power Supply
System, Series A, 6.0%, 7/1/2007 (a)                                                7,000,000        7,506,450
Washington, Electric Revenue, Public Power Supply
System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008 (a)                                                             1,270,000        1,381,366
7.25%, 7/1/2006                                                                       415,000          440,025
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2005 (a)                                                 4,125,000        4,093,402
Series A, Zero Coupon, 7/1/2006 (a)                                                 1,380,000        1,333,342
Series B, Zero Coupon, 7/1/2006 (a)                                                 5,555,000        5,367,186
Series A, Zero Coupon, 7/1/2007 (a)                                                 4,375,000        4,093,556
Series A, Zero Coupon, 7/1/2010 (a)                                                 5,860,000        4,860,929
Series A, Zero Coupon, 7/1/2011 (a)                                                 4,200,000        3,353,700
Series B, 7.25%, 7/1/2009 (a)                                                       10,300,000      11,468,535
Washington, Hospital & Healthcare Revenue,
HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)                                                                7,350,000        7,889,637
5.8%, 11/1/2008 (a)                                                                 4,865,000        5,328,878
5.8%, 11/1/2009 (a)                                                                 4,595,000        5,099,806
5.8%, 11/1/2010 (a)                                                                 2,100,000        2,361,366
Washington, State General Obligation, Series 5,
Zero Coupon, 1/1/2017 (a)                                                           4,535,000        2,671,251
                                                                                                  -------------
                                                                                                   132,369,880

West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance
Authority, Charleston Medical Center, 6.75%, 9/1/2030                                 590,000          650,493
West Virginia, Hospital Finance Authority, Charleston
Medical Center, Prerefunded, 6.75%, 9/1/2030                                        2,410,000        2,861,176
                                                                                                  -------------
                                                                                                     3,511,669

Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (a)                       220,000          172,484
Wisconsin, Hospital & Healthcare Revenue,
Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)                                                               1,500,000        1,612,350
6.0%, 11/15/2008 (a)                                                                4,085,000        4,506,409
6.1%, 8/15/2008 (a)                                                                 4,580,000        5,042,168
6.1%, 8/15/2009 (a)                                                                 2,000,000        2,237,680
Series B, ETM, 6.25%, 1/1/2022 (a)                                                  4,970,000        5,871,906
Series C, 6.25%, 1/1/2022 (a)                                                       8,680,000       10,328,419
Series AA, 6.4%, 6/1/2008 (a)                                                       2,335,000        2,579,778
Series AA, 6.45%, 6/1/2009 (a)                                                      2,485,000        2,805,341
Series AA, 6.45%, 6/1/2010 (a)                                                      2,650,000        3,042,889
Series AA, 6.5%, 6/1/2011 (a)                                                       2,820,000        3,306,309
Series AA, 6.5%, 6/1/2012 (a)                                                       3,000,000        3,538,560
Wisconsin, Hospital & Healthcare Revenue, Health & Education
Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029                                                           17,800,000      18,146,566
6.875%, 4/15/2030                                                                   14,000,000      15,932,560
                                                                                                  -------------
                                                                                                    79,123,419
                                                                                         % of
                                                                                       Net Assets     Value ($)

Total Investment Portfolio  (Cost $3,993,347,991)                                        99.0     4,383,974,925
Other Assets and Liabilities, Net                                                         1.0       43,875,443
                                                                                                  -------------
Net Assets                                                                              100.0     4,427,850,368
                                                                                                  =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

** Inverse floating notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the market for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $371,612,465, aggregating 8.4% of net assets, are shown at their current rate as of February 28, 2005.


(a) Bond is insured by one of these companies:

                                                         As a % of Total
Insurance Coverage                                    Investment Portfolio
--------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp.                                 14.3
--------------------------------------------------------------------------
BIGI         Bond Investors Guaranty Insurance                      0.2
--------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance                           9.4
--------------------------------------------------------------------------
FSA          Financial Security Assurance                           8.4
--------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                    28.5
--------------------------------------------------------------------------
XCLA         XL Capital Assurance                                   0.2
--------------------------------------------------------------------------

(b) When issued or forward delivery security

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RITES: Residual Interest Tax Exempt Security

At February 28, 2005, open futures contracts sold were as follows:

                                                                                                          Net
                                                                    Aggregate                          Unrealized
                      Expiration                                       Face                           Appreciation
Futures                  Date             Contracts                 Value ($)             Value ($)       ($)
-------------------------------------------------------------------------------------------------------------------
10 Year
Interest Rate
Swap                  6/13/2005             408                      44,890,302           44,523,000      367,302
-------------------------------------------------------------------------------------------------------------------

At February 28, 2005, open interest rate swaps were as follows:

 Effective/                                                                         Cash Flows        Unrealized
 Expiration                      Notional                Cash Flows Paid           Received by the    Appreciation
    Date                        Amount ($)                 by the Fund                 Fund               ($)
-------------------------------------------------------------------------------------------------------------------
 4/12/2005
 4/12/2015                    86,000,000     c            Fixed - 3.668%         Floating - BMA            172,000
-------------------------------------------------------------------------------------------------------------------
 4/14/2005
 10/14/2014                   89,000,000     a            Fixed - 3.586%         Floating - BMA            542,900
-------------------------------------------------------------------------------------------------------------------
  5/4/2005
 11/4/2014                    31,000,000     b            Fixed - 4.651%         Floating - LIBOR          319,300
-------------------------------------------------------------------------------------------------------------------
 5/24/2005
 11/24/2014                   61,000,000     a            Fixed - 4.687%         Floating - LIBOR          542,900
-------------------------------------------------------------------------------------------------------------------
  6/7/2005
 12/7/2014                    43,000,000     d            Fixed - 4.772%         Floating - LIBOR          129,000
-------------------------------------------------------------------------------------------------------------------
  6/8/2005
 12/8/2014                    21,500,000     d            Fixed - 4.750%         Floating - LIBOR          101,050
-------------------------------------------------------------------------------------------------------------------
  6/9/2005
 12/9/2014                    43,000,000     e            Fixed - 4.647%         Floating - LIBOR          541,800
-------------------------------------------------------------------------------------------------------------------
 6/14/2005
 12/14/2014                   83,500,000     c            Fixed - 4.655%         Floating - LIBOR        1,010,350
-------------------------------------------------------------------------------------------------------------------
 6/16/2005
 12/16/2014                   43,000,000     e            Fixed - 4.710%         Floating - LIBOR          352,600
-------------------------------------------------------------------------------------------------------------------
 6/16/2005
 12/16/2014                   43,000,000     b            Fixed - 4.702%         Floating - LIBOR          369,800
-------------------------------------------------------------------------------------------------------------------
 7/20/2005
 1/20/2017                    77,500,000     a            Fixed - 4.838%         Floating - LIBOR          666,500
-------------------------------------------------------------------------------------------------------------------
 7/27/2005
 1/26/2017                    76,000,000     c            Fixed - 4.792%         Floating - LIBOR          972,800
-------------------------------------------------------------------------------------------------------------------
 7/28/2005
 1/27/2015                    30,000,000     b            Fixed - 4.680%         Floating - LIBOR          372,000
-------------------------------------------------------------------------------------------------------------------
 7/28/2005
 1/27/2017                    75,500,000     d            Fixed - 4.788%         Floating - LIBOR          996,600
-------------------------------------------------------------------------------------------------------------------
 8/23/2005
 2/22/2015                    68,500,000     b            Fixed - 4.763%         Floating - LIBOR          500,050
-------------------------------------------------------------------------------------------------------------------
 8/25/2005
 2/25/2015                    60,250,000     c            Fixed - 4.764%         Floating - LIBOR          439,825
-------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open interest rate swaps                                                8,029,475
-------------------------------------------------------------------------------------------------------------------

Counterparties:

a            JPMorgan Chase Bank
b            Lehman Brothers, Inc.
c            Goldman Sachs & Co.
d            Citibank, NA
e            Morgan Stanley

BMA:         Represents the Bond Market Association
LIBOR:       Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bonds Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005